GOODWILL AND INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010	Oct. 30, 2011 Grocery Products	Oct. 31, 2010 Grocery Products	Oct. 25, 2009 Grocery Products	Oct. 30, 2011 Refrigerated Foods	Oct. 31, 2010 Refrigerated Foods	Oct. 30, 2011 JOTS	Oct. 31, 2010 JOTS	Oct. 25, 2009 JOTS	Oct. 30, 2011 Specialty Foods	Oct. 31, 2010 Specialty Foods	Oct. 25, 2009 Specialty Foods	Oct. 30, 2011 All Other	Oct. 31, 2010 All Other	Oct. 25, 2009 All Other
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 629,023	$ 620,155	$ 123,316	$ 123,316	$ 123,316	$ 94,791	$ 85,923	$ 203,214	$ 203,214	$ 203,214	$ 207,028	$ 207,028	$ 207,028	$ 674	$ 674	$ 674
Goodwill acquired	1,861	8,868				1,861	8,868
Balance at the end of the period	$ 630,884	$ 629,023	$ 123,316	$ 123,316	$ 123,316	$ 96,652	$ 94,791	$ 203,214	$ 203,214	$ 203,214	$ 207,028	$ 207,028	$ 207,028	$ 674	$ 674	$ 674